AccumuAccumulated other comprehensive income/(loss) (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years ending December 31, 2016 and December 31, 2015:

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Unrealized gain/(loss) on marketable securities	17	(151)
Unrealized gain on foreign exchange	36	36
Actuarial loss relating to pension	(23)	(38)
Share in unrealized gains from associated companies	23	11
Accumulated other comprehensive income/(loss)	53	(142)